Share-based compensation - Disclosure of key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards (Details) - PSU TSR - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	37.00%	34.00%	42.00%
Risk-free rate	2.51%	2.94%	0.40%
Expected dividend yields	10.00%	9.00%	5.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 12.40	€ 15.37	€ 12.51
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 15.49	€ 15.64	€ 13.33